Document And Entity Information	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Aug. 04, 2022
Entity Registrant Name	ContextLogic Inc.
Entity Central Index Key	0001822250
Entity Emerging Growth Company	false
Entity File Number	001-39775
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-2930953
Entity Address, Address Line One	ONE SANSOME STREET 33RD FLOOR
Entity Address, City or Town	SAN FRANCISCO
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	432-7323
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	WISH
Security Exchange Name	NASDAQ